UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03495

DWS Money Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2015 (Unaudited)

Daily Assets Fund Institutional

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 19.7%
Banco del Estado de Chile, 0.52%, 2/29/2016	10,000,000	10,000,000
Bank of Montreal, 0.3%, 1/4/2016	15,000,000	15,000,000
Bank of Nova Scotia:
0.293%, 11/9/2015	25,000,000	24,999,886
0.303%, 4/7/2016	25,000,000	25,000,000
0.416%, 10/21/2016	45,000,000	45,000,000
Canadian Imperial Bank of Commerce:
0.08%, 10/6/2015	85,000,000	85,000,000
0.43%, 6/30/2016	40,000,000	40,000,000
DZ Bank AG:
0.28%, 10/1/2015	25,000,000	25,000,000
0.36%, 1/4/2016	15,000,000	15,000,000
0.38%, 1/29/2016	42,000,000	42,000,000
Mizuho Bank Ltd., 0.3%, 11/10/2015	26,500,000	26,500,000
Nordea Bank Finland PLC:
0.45%, 3/18/2016	22,500,000	22,500,000
0.5%, 3/9/2016	10,000,000	10,000,000
Rabobank Nederland NV, 0.43%, 3/4/2016	25,000,000	25,000,000
Royal Bank of Canada:
0.313%, 12/10/2015	15,000,000	15,000,000
0.346%, 5/12/2016	30,000,000	30,000,000
Standard Chartered Bank, 0.31%, 10/5/2015	32,000,000	32,000,000
State Street Bank & Trust Co., 0.24%, 10/14/2015	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp.:
0.29%, 11/5/2015	20,000,000	20,000,000
0.35%, 12/17/2015	30,000,000	30,000,000
Svenska Handelsbanken AB, 0.495%, 2/29/2016	17,500,000	17,500,366
Swedbank AB, 0.364%, 3/10/2016	22,000,000	22,000,000
The Toronto-Dominion Bank, 0.43%, 3/2/2016	25,000,000	25,000,000
Westpac Banking Corp., 0.324%, 5/27/2016	28,000,000	28,000,000
Total Certificates of Deposit and Bank Notes (Cost $655,500,252)		655,500,252
Commercial Paper 42.6%
Issued at Discount ** 33.7%
Albion Capital Corp., 0.28%, 10/26/2015	20,000,000	19,996,111
Atlantic Asset Securitization LLC, 0.05%, 10/1/2015	85,000,000	85,000,000
Bedford Row Funding Corp.:
0.35%, 10/19/2015	20,000,000	19,996,500
0.47%, 12/11/2015	17,500,000	17,483,778
0.511%, 4/1/2016	20,000,000	19,948,150
BMW U.S. Capital LLC, 0.381%, 1/4/2016	12,000,000	11,987,967
Caisse Centrale Desjardins:
0.28%, 12/18/2015	25,000,000	24,984,833
0.3%, 11/2/2015	18,485,000	18,480,071
Caisse des Depots et Consignations:
0.34%, 12/15/2015	15,000,000	14,989,375
0.401%, 2/25/2016	42,000,000	41,931,400
Coca-Cola Co.:
0.461%, 2/22/2016	10,000,000	9,981,600
0.511%, 3/18/2016	12,500,000	12,470,073
Commonwealth Bank of Australia:
0.309%, 4/7/2016	32,000,000	31,998,965
0.319%, 4/29/2016	25,000,000	24,998,655
CPPIB Capital, Inc., 0.2%, 11/30/2015	9,000,000	8,997,000
DBS Bank Ltd., 0.34%, 1/28/2016	32,500,000	32,463,474
EMC Corp., 0.29%, 11/16/2015	44,570,000	44,559,749
Erste Abwicklungsanstalt:
0.32%, 12/16/2015	20,000,000	19,986,489
0.363%, 3/4/2016	10,000,000	9,999,745
0.367%, 3/17/2016	30,000,000	29,998,615
Export Development Canada, 0.381%, 1/11/2016	25,000,000	24,973,083
Johnson & Johnson, 0.05%, 10/2/2015	7,394,000	7,393,990
Kells Funding LLC:
144A, 0.29%, 11/16/2015	20,000,000	19,992,589
144A, 0.37%, 12/14/2015	17,500,000	17,488,129
144A, 0.401%, 1/8/2016	25,000,000	24,972,500
LMA Americas LLC:
0.05%, 10/1/2015	5,493,000	5,493,000
0.17%, 10/8/2015	11,850,000	11,849,608
Manhattan Asset Funding Co., LLC, 0.2%, 10/23/2015	26,000,000	25,996,822
Matchpoint Finance PLC, 0.14%, 10/6/2015	50,000,000	49,999,028
MetLife Short Term Funding LLC, 0.25%, 12/21/2015	30,000,000	29,983,125
Nederlandse Waterschapsbank NV, 0.3%, 11/2/2015	20,000,000	19,994,667
Old Line Funding LLC, 0.32%, 11/16/2015	20,000,000	19,991,822
Rabobank Nederland NV, 0.33%, 12/7/2015	32,000,000	31,980,347
Regency Markets No. 1 LLC, 0.18%, 10/20/2015	20,076,000	20,074,093
Siemens Capital Co., LLC, 0.27%, 12/29/2015	10,000,000	9,993,325
Sinopec Century Bright Capital Investment Ltd., 0.37%, 10/6/2015	65,000,000	64,996,660
Skandinaviska Enskilda Banken AB, 0.295%, 12/22/2015	35,000,000	34,976,482
Standard Chartered Bank:
0.401%, 1/13/2016	25,000,000	24,971,111
0.42%, 1/8/2016	22,000,000	21,974,590
Sumitomo Mitsui Banking Corp., 0.33%, 12/7/2015	10,000,000	9,993,858
Svenska Handelsbanken AB, 0.33%, 11/23/2015	15,000,000	14,992,712
Swedbank AB:
0.32%, 11/25/2015	20,000,000	19,990,222
0.33%, 12/15/2015	18,000,000	17,987,625
0.461%, 3/15/2016	25,000,000	24,946,972
UnitedHealth Group, Inc., 0.33%, 10/8/2015	11,851,000	11,850,240
Victory Receivables Corp.:
0.23%, 10/9/2015	32,117,000	32,115,358
0.25%, 10/15/2015	15,000,000	14,998,542
Working Capital Management Co., 0.14%, 10/6/2015	9,000,000	8,999,825
		1,123,222,875
Issued at Par * 8.9%
ASB Finance Ltd., 0.363%, 1/5/2016	26,000,000	26,000,000
Bank Nederlandse Gemeenten, 0.294%, 2/25/2016	20,000,000	20,000,000
Bedford Row Funding Corp.:
0.339%, 4/8/2016	15,000,000	15,000,000
144A, 0.406%, 4/12/2016	20,000,000	20,000,000
BNZ International Funding Ltd.:
144A, 0.326%, 10/14/2015	30,000,000	30,000,000
0.334%, 1/28/2016	18,500,000	18,500,000
HSBC Bank PLC:
144A, 0.325%, 12/23/2015	40,000,000	40,000,000
0.456%, 6/24/2016	40,000,000	40,000,000
Old Line Funding LLC, 144A, 0.399%, 2/8/2016	26,500,000	26,500,000
Starbird Funding Corp., 144A, 0.269%, 11/9/2015	25,000,000	25,000,000
Thunder Bay Funding LLC, 0.403%, 3/8/2016	15,000,000	15,000,000
Westpac Banking Corp., 144A, 0.306%, 10/13/2015	20,000,000	20,000,000
		296,000,000
Total Commercial Paper (Cost $1,419,222,875)		1,419,222,875
Short-Term Notes 7.2%
ANZ New Zealand International Ltd.:
1.85%, 10/15/2015	20,000,000	20,010,839
144A, 1.85%, 10/15/2015	12,000,000	12,006,390
General Electric Capital Corp.:
2.25%, 11/9/2015	15,000,000	15,028,538
Series A, 5.0%, 1/8/2016	4,000,000	4,049,330
Home Depot, Inc., 5.4%, 3/1/2016	10,000,000	10,203,003
Rabobank Nederland NV:
0.404% *, 10/1/2015	22,500,000	22,500,000
2.125%, 10/13/2015	15,000,000	15,008,648
Svenska Handelsbanken AB:
144A, 0.404% *, 11/3/2015	45,000,000	45,000,000
0.795% *, 3/21/2016	37,000,000	37,065,199
Wal-Mart Stores, Inc., 5.313% *, 6/1/2016	18,000,000	18,590,520
Wells Fargo Bank NA:
0.31% *, 12/10/2015	20,000,000	20,000,000
0.351% *, 6/3/2016	20,000,000	20,000,000
Total Short-Term Notes (Cost $239,462,467)		239,462,467
Municipal Investments 2.9%
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.19% ***, 3/1/2039, LOC: TD Bank NA	4,430,000	4,430,000
New Jersey, RBC Municipal Products, Inc. Trust, Series E-60, 144A, 0.19% ***, 6/28/2016, LOC: Royal Bank of Canada	25,000,000	25,000,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series 30020-I, 144A, 0.17% ***, 3/15/2040, LIQ: Citibank NA	12,000,000	12,000,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.45% ***, 5/1/2048, LOC: Bank of China	20,000,000	20,000,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series B, 144A, 0.15% ***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	7,500,000	7,500,000
Texas Public Finance Authority, TECP, 0.27%, 10/30/2015	27,400,000	27,400,000
Total Municipal Bonds and Notes (Cost $96,330,000)		96,330,000
Government & Agency Obligation 0.4%
U.S. Treasury Obligations
U.S. Treasury Note, 0.25%, 4/15/2016 (Cost $12,492,740)	12,500,000	12,492,740
Time Deposits 10.9%
Banque Federative du Credit Mutuel, 0.06%, 10/1/2015	125,000,000	125,000,000
Credit Agricole SA, 0.06%, 10/1/2015	50,000,000	50,000,000
Nordea Bank Finland PLC, 0.05%, 10/1/2015	100,000,000	100,000,000
Svenska Handelsbanken AB, 0.04%, 10/1/2015	40,000,000	40,000,000
Swedbank AB, 0.02%, 10/1/2015	50,000,000	50,000,000
Total Time Deposits (Cost $365,000,000)		365,000,000
Repurchase Agreements 12.4%
BNP Paribas, 0.2%, dated 6/10/2015, to be repurchased at $30,024,500 on 11/4/2015 (a) (b)	30,000,000	30,000,000
Citigroup Global Markets, Inc., 0.09%, dated 9/30/2015, to be repurchased at $183,000,458 on 10/1/2015 (c)	183,000,000	183,000,000
JPMorgan Securities, Inc., 0.464%, dated 4/15/2015, to be repurchased at $100,333,822 on 12/30/2015 (a) (d)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.12%, dated 9/30/2015, to be repurchased at $100,000,333 on 10/1/2015 (e)	100,000,000	100,000,000
Total Repurchase Agreements (Cost $413,000,000)		413,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,201,008,334) †	96.1	3,201,008,334
Other Assets and Liabilities, Net	3.9	128,652,569
Net Assets	100.0	3,329,660,903

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2015.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of September 30, 2015.
†	The cost for federal income tax purposes was $3,201,008,334.
(a)	Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of September 30, 2015. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
131,865	ALM XIV Ltd.	1.724	7/28/2026	130,828
430,437	CIFC Funding Ltd.	1.771	4/15/2027	427,831
15,700,000	Goldentree Loan Opportunities X Ltd.	1.648	7/20/2027	16,465,996
8,225	Halcyon Loan Advisors Funding Ltd.	1.737	4/20/2027	8,192
968,441	Madison Park Funding Ltd.	1.729	7/21/2027	1,020,865
883,162	SLM Private Education Loan Trust	3.2	5/16/2044	911,941
12,600,000	Venture CLO Ltd.	1.821	4/15/2026	12,547,103
Total Collateral Value				31,512,756

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
52,700,000	U.S. Treasury Bill	Zero Coupon	11/5/2015	52,699,100
133,300,000	U.S. Treasury Note	1.75 -2.25	11/15/2024 - 5/15/2023	133,960,947
Total Collateral Value				186,660,047

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
76,898,594	Ally Auto Receivables Trust	1.06	5/15/2017	76,995,612
913,088	Chase Education Loan Trust	0.396	12/28/2023	893,139
9,780,000	Chase Issuance Trust	0.457 - 1.84	5/15/2019 - 4/15/2022	9,799,649
352,588	College Loan Corp. Trust	0.451	4/15/2025	351,699
323,216	Conseco Financial Corp.	8.1	9/15/2026	325,023
28,777	GCO Education Loan Funding Master Trust	0.429	8/25/2025	65,749
717,497	GCO Education Loan Funding Trust	0.459	5/25/2025	727,907
84,448	GSAMP Trust	0.874	11/25/2034	80,975
735,523	Goal Capital Funding Trust	0.499	5/28/2030	720,435
80,445	Home Equity Asset Trust	1.234	11/25/2034	78,347
1,283,539	Northstar Education Finance, Inc.	1.044	10/30/2045	1,247,079
7,500,000	Regatta Funding Ltd.	0.956	6/15/2020	7,341,316
556,190	SLC Student Loan Trust	0.721 - 0.987	9/15/2018 - 5/15/2028	550,088
3,116,683	SLM Private Credit Student Loan Trust	0.887	12/16/2030	3,022,801
841,214	SLM Student Loan Trust	0.295 - 0.395	7/25/2017 - 4/25/2025	834,033
Total Collateral Value				103,033,852

(e)	Collateralized by $87,900,000 U.S. Treasury Bond, 3.625%, maturing on 8/15/2043 with a value of $102,398,135.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIQ: Liquidity Facility
LOC: Letter of Credit
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (f)	$—	$2,788,008,334	$—	$2,788,008,334
Repurchase Agreements	—	413,000,000	—	413,000,000
Total	$—	$3,201,008,334	$—	$3,201,008,334

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2015